Warrant Liabilities - Additional Information (Detail) (USD $)	12 Months Ended			180 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013
Class of Warrant or Right [Line Items]
Unobservable input likelihood of reset occurring	75.00%
Shares of common stock issued in exchange for warrants	36,902,192			36,902,192
Number of warrants exchanged	39,687,500
Reclassification of warrant liability	$ 326,205		$ 1,173,296
Loss on settlement of warrant liabilities	1,724,546	0	0	1,724,546
Change in fair value of warrant liability	371,591	472,463	609,239	8,701,721
Aggregate warrant included in fair value of warrant liability, shares	28,315,612			28,315,612
Adjustment Of Warrants Granted For Services	$ 0	$ 0	$ 115,869	$ 115,869
Exercise Price Of Warrants			$ 0.32
Fair value - warrant liability
Class of Warrant or Right [Line Items]
Aggregate warrant included in fair value of warrant liability, shares	8,767,188	21,307,814		8,767,188
Warrants Exercise Price Amendments
Class of Warrant or Right [Line Items]
Aggregate warrant included in fair value of warrant liability, shares			22,641,665
Exercise Price Of Warrants			$ 0.50
Per Occurrence | Minimum
Class of Warrant or Right [Line Items]
Unobservable input likelihood of reset occurring	10.00%
Per Occurrence | Maximum
Class of Warrant or Right [Line Items]
Unobservable input likelihood of reset occurring	25.00%
Black Scholes Option Pricing Model
Class of Warrant or Right [Line Items]
Weighted average probability of exercisability of warrants	50.00%	15.00%	15.00%	50.00%